UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3346

                                 Oppenheimer Value Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                        (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


          Registrant's telephone number, including area code: (303) 768-3200
                                                              --------------

                       Date of fiscal year end: October 31

           Date of reporting period: November 1, 2003 - April 30, 2004



Item 1.  Reports to Stockholders.

STATEMENT OF INVESTMENTS  April 30, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                   MARKET VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--96.3%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--11.2%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.0%
McDonald's Corp.                                     339,900      $   9,255,477
--------------------------------------------------------------------------------
MEDIA--9.2%
Liberty Media
Corp., Cl. A 1                                     1,973,800         21,593,372
--------------------------------------------------------------------------------
News Corp. Ltd.
(The), Sponsored
ADR                                                    9,700            354,632
--------------------------------------------------------------------------------
News Corp. Ltd.
(The), Sponsored
ADR, Preference                                       15,700            529,875
--------------------------------------------------------------------------------
UnitedGlobalCom,
Inc., Cl. A 1                                      2,670,892         19,978,272
                                                                  --------------
                                                                     42,456,151

--------------------------------------------------------------------------------
SPECIALTY RETAIL--0.0%
Gap, Inc. (The)                                        6,800            149,668
--------------------------------------------------------------------------------
CONSUMER STAPLES--7.1%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.1%
Costco Wholesale
Corp. 1                                              257,400          9,639,630
--------------------------------------------------------------------------------
TOBACCO--5.0%
Altria Group, Inc.                                   414,500         22,955,010
--------------------------------------------------------------------------------
ENERGY--7.8%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.0%
Halliburton Co.                                      156,100          4,651,780
--------------------------------------------------------------------------------
OIL & GAS--6.8%
BP plc, ADR                                          485,200         25,667,080
--------------------------------------------------------------------------------
LUKOIL, Sponsored
ADR                                                   31,400          3,422,600
--------------------------------------------------------------------------------
YUKOS, ADR                                            56,300          2,527,985
                                                                  --------------
                                                                     31,617,665

--------------------------------------------------------------------------------
FINANCIALS--26.2%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--9.6%
Bank of America
Corp.                                                299,289         24,089,772
--------------------------------------------------------------------------------
SouthTrust Corp.                                     208,400          6,477,072
--------------------------------------------------------------------------------
Wells Fargo & Co.                                    249,000         14,058,540
                                                                  --------------
                                                                     44,625,384

                                                                   MARKET VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--10.6%
American
Express Co.                                           10,600        $   518,870
--------------------------------------------------------------------------------
Citigroup, Inc.                                      293,366         14,107,971
--------------------------------------------------------------------------------
Franklin
Resources, Inc.                                      125,800          6,897,614
--------------------------------------------------------------------------------
Merrill Lynch
& Co., Inc.                                           81,200          4,403,476
--------------------------------------------------------------------------------
Morgan Stanley                                       312,100         16,038,819
--------------------------------------------------------------------------------
SLM Corp.                                            185,300          7,098,843
                                                                  --------------
                                                                     49,065,593

--------------------------------------------------------------------------------
INSURANCE--6.0%
Platinum
Underwriters
Holdings Ltd.                                        201,400          6,440,772
--------------------------------------------------------------------------------
Prudential
Financial, Inc.                                      379,100         16,657,654
--------------------------------------------------------------------------------
UnumProvident
Corp.                                                305,500          4,750,525
                                                                  --------------
                                                                     27,848,951

--------------------------------------------------------------------------------
HEALTH CARE--2.7%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--2.3%
MedImmune, Inc. 1                                    427,900         10,372,296
--------------------------------------------------------------------------------
Wyeth                                                 11,500            437,805
                                                                  --------------
                                                                     10,810,101

--------------------------------------------------------------------------------
PHARMACEUTICALS--0.4%
Schering-Plough
Corp.                                                108,200          1,810,186
--------------------------------------------------------------------------------
INDUSTRIALS--17.6%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--7.8%
Boeing Co.                                           115,300          4,922,157
--------------------------------------------------------------------------------
Empresa Brasileira
de Aeronautica
SA, ADR                                              267,000          6,888,600
--------------------------------------------------------------------------------
Raytheon Co.                                         752,400         24,272,424
                                                                  --------------
                                                                     36,083,181

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.0%
Cendant Corp.                                        583,700         13,822,016


                           11 | OPPENHEIMER VALUE FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                   MARKET VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--6.8%
General Electric Co.                                 740,800      $  22,186,960
--------------------------------------------------------------------------------
Tyco International
Ltd.                                                 352,300          9,670,635
                                                                  --------------
                                                                     31,857,595

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--9.8%
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--7.1%
Hewlett-Packard Co.                                  625,500         12,322,350
--------------------------------------------------------------------------------
International
Business Machines
Corp.                                                232,600         20,508,342
                                                                  --------------
                                                                     32,830,692

--------------------------------------------------------------------------------
IT SERVICES--1.0%
Unisys Corp. 1                                       362,500          4,723,375
--------------------------------------------------------------------------------
SOFTWARE--1.7%
Compuware Corp. 1                                    610,300          4,668,795
--------------------------------------------------------------------------------
Take-Two Interactive
Software, Inc. 1                                     116,300          3,359,907
                                                                  --------------
                                                                      8,028,702

--------------------------------------------------------------------------------
MATERIALS--4.7%
--------------------------------------------------------------------------------
CHEMICALS--3.2%
Dow Chemical Co.                                     138,400          5,493,096
--------------------------------------------------------------------------------
Praxair, Inc.                                        256,700          9,382,385
                                                                  --------------
                                                                     14,875,481

--------------------------------------------------------------------------------
METALS & MINING--1.0%
Inco Ltd. 1                                          161,800          4,651,750
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.5%
Bowater, Inc.                                         54,600          2,290,470
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.0%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.1%
IDT Corp., Cl. B 1                                   495,500          9,226,210
--------------------------------------------------------------------------------
SBC
Communications,
Inc. 1                                                16,000            398,400
                                                                  --------------
                                                                      9,624,610

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.9%
AT&T Corp.                                           234,300          4,018,245
--------------------------------------------------------------------------------

                                                                   MARKET VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--Continued
Vodafone Group
plc, Sponsored ADR                                   196,600       $  4,824,564
                                                                  --------------
                                                                      8,842,809

--------------------------------------------------------------------------------
UTILITIES--5.2%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.2%
AES Corp. (The) 1                                  1,204,600         10,443,882
--------------------------------------------------------------------------------
PG&E Corp. 1                                         167,100          4,598,592
                                                                  --------------
                                                                     15,042,474

--------------------------------------------------------------------------------
GAS UTILITIES--2.0%
Kinder Morgan, Inc.                                   75,500          4,545,855
--------------------------------------------------------------------------------
Sempra Energy                                        146,500          4,651,375
                                                                  --------------
                                                                      9,197,230
                                                                  --------------
Total Common Stocks
(Cost $406,427,921)                                                 446,755,981
                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.9%
--------------------------------------------------------------------------------
Undivided interest of 57.09% in joint
repurchase agreement (Principal Amount/
Market Value $15,818,000, with a maturity
value of $15,819,186) with Zion Bank/
Capital Markets Group, 0.90%, dated
4/30/04, to be repurchased at
$9,031,677 on 5/3/04, collateralized
by U.S. Treasury Nts., 5.875%, 11/15/05,
with a value of $16,157,500
(Cost $9,031,000)                                  $9,031,000         9,031,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $415,458,921)                                      98.2%      455,786,981
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                        1.8         8,149,785
                                                   -----------------------------
NET ASSETS                                              100.0%    $ 463,936,766
                                                   =============================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           12 | OPPENHEIMER VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

April 30, 2004
---------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------
Investments, at value (cost $415,458,921)--see accompanying statement of investments   $455,786,981
----------------------------------------------------------------------------------------------------
Cash                                                                                         75,911
----------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                         13,470,430
Shares of capital stock sold                                                              1,852,475
Interest and dividends                                                                      536,877
Other                                                                                        11,606
                                                                                       -------------
Total assets                                                                            471,734,280

----------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                     7,018,503
Shares of capital stock redeemed                                                            490,097
Distribution and service plan fees                                                           94,539
Transfer and shareholder servicing agent fees                                                66,148
Shareholder communications                                                                   62,641
Directors' compensation                                                                      51,316
Other                                                                                        14,270
                                                                                      -------------
Total liabilities                                                                         7,797,514

----------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $463,936,766
                                                                                       =============

----------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                   $     23,315
----------------------------------------------------------------------------------------------------
Additional paid-in capital                                                              419,112,407
----------------------------------------------------------------------------------------------------
Accumulated net investment income                                                           379,750
----------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions            4,093,234
----------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                               40,328,060
                                                                                       -------------
NET ASSETS                                                                             $463,936,766
                                                                                       =============


                          13 | OPPENHEIMER VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $298,175,778 and
14,868,689 shares of capital stock outstanding)                                                    $20.05
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)    $21.27
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $77,488,191 and 3,933,575 shares of
capital stock outstanding)                                                                         $19.70
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $62,075,027 and 3,193,311 shares of
capital stock outstanding)                                                                         $19.44
----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $22,123,550 and 1,119,391 shares of
capital stock outstanding)                                                                         $19.76
----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$4,074,220 and 199,853 shares of capital stock outstanding)                                        $20.39

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          14 | OPPENHEIMER VALUE FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended April 30, 2004
---------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $48,193)                    $ 3,664,239
---------------------------------------------------------------------------------------
Interest                                                                        33,599
                                                                           ------------
Total investment income                                                      3,697,838

---------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------
Management fees                                                              1,223,850
---------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                        329,448
Class B                                                                        369,144
Class C                                                                        262,249
Class N                                                                         47,545
---------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                        264,488
Class B                                                                        126,290
Class C                                                                         71,918
Class N                                                                         34,232
Class Y                                                                            261
---------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                         21,230
Class B                                                                         12,499
Class C                                                                          3,908
Class N                                                                            353
---------------------------------------------------------------------------------------
Directors' compensation                                                          7,791
---------------------------------------------------------------------------------------
Accounting service fees                                                          7,500
---------------------------------------------------------------------------------------
Custodian fees and expenses                                                      1,938
---------------------------------------------------------------------------------------
Other                                                                           45,630
                                                                           ------------
Total expenses                                                               2,830,274
Less reduction to custodian expenses                                              (196)
Less voluntary waiver of transfer and shareholder servicing agent fees:
Class A                                                                         (1,802)
Class C                                                                           (535)
Class N                                                                           (921)
                                                                           ------------
Net expenses                                                                 2,826,820

---------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                          871,018


                          15 | OPPENHEIMER VALUE FUND

STATEMENT OF OPERATIONS  Unaudited / Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on:
Investments                                                        $ 33,592,611
Foreign currency transactions                                            38,230
                                                                   -------------
Net realized gain                                                    33,630,841
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                 (6,016,375)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 28,485,484
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          16 | OPPENHEIMER VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  SIX MONTHS               YEAR
                                                                       ENDED              ENDED
                                                              APRIL 30, 2004        OCTOBER 31,
                                                                 (UNAUDITED)               2003
------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------
Net investment income                                          $     871,018      $     300,084
------------------------------------------------------------------------------------------------
Net realized gain                                                 33,630,841         15,182,559
------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                             (6,016,375)        39,305,650
                                                               ---------------------------------
Net increase in net assets resulting from operations              28,485,484         54,788,293

------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                             (574,991)          (328,372)
Class B                                                                   --                 --
Class C                                                                   --                 --
Class N                                                              (59,111)            (4,026)
Class Y                                                              (16,057)            (1,634)

------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital stock
transactions:
Class A                                                           65,035,142         35,867,196
Class B                                                           11,289,349          2,513,021
Class C                                                           26,357,322         14,468,487
Class N                                                           13,615,340          5,433,039
Class Y                                                            1,267,942          1,172,727

------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------
Total increase                                                   145,400,420        113,908,731
------------------------------------------------------------------------------------------------
Beginning of period                                              318,536,346        204,627,615
                                                               ---------------------------------
End of period (including accumulated net investment income
of $379,750 and $158,891, respectively)                        $ 463,936,766      $ 318,536,346
                                                               =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          17 | OPPENHEIMER VALUE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                                 ENDED                                                                       YEAR
                                             APRIL 30,                                                                      ENDED
                                                  2004                                                                   OCT. 31,
CLASS A                                    (UNAUDITED)           2003           2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  18.46       $  14.78       $  15.93       $  17.06       $  20.69       $  20.91
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .04            .04            .07            .03            .16            .17
Net realized and unrealized gain (loss)           1.60           3.67          (1.21)          (.98)          (.65)           .64
                                              --------------------------------------------------------------------------------------
Total from investment operations                  1.64           3.71          (1.14)          (.95)          (.49)           .81
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income              (.05)          (.03)          (.01)          (.18)          (.16)          (.17)
Distributions from net realized gain                --             --             --             --          (2.98)          (.86)
                                              --------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                   (.05)          (.03)          (.01)          (.18)         (3.14)         (1.03)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $  20.05       $  18.46       $  14.78       $  15.93       $  17.06       $  20.69
                                              ======================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                8.88%         25.18%         (7.15)%        (5.60)%        (2.60)%         3.60%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $298,176       $215,019       $141,563       $166,285       $181,566       $392,483
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $270,956       $166,143       $166,319       $181,631       $234,840       $448,884
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                             0.70%          0.37%          0.38%          0.19%          0.66%          0.68%
Total expenses                                    1.07% 3,4      1.22% 3,4      1.22% 3,4      1.26% 4        1.17% 4        1.02% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             51%           117%           150%           336%            86%           135%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Voluntary waiver of transfer agent fees less than 0.01%.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          18 | OPPENHEIMER VALUE FUND

                                             SIX MONTHS
                                                  ENDED                                                                 YEAR
                                              APRIL 30,                                                                ENDED
                                                   2004                                                             OCT. 31,
CLASS B                                     (UNAUDITED)         2003          2002          2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  18.18     $  14.64      $  15.89      $  16.99      $  20.58      $  20.83
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                        .04         (.06)         (.10)         (.11)         (.05)         (.03)
Net realized and unrealized gain (loss)            1.48         3.60         (1.15)         (.97)         (.56)          .66
                                               -------------------------------------------------------------------------------
Total from investment operations                   1.52         3.54         (1.25)        (1.08)         (.61)          .63
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 --           --            --          (.02)           --          (.02)
Distributions from net realized gain                 --           --            --            --         (2.98)         (.86)
                                               -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                      --           --            --          (.02)        (2.98)         (.88)
------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                 $  19.70     $  18.18      $  14.64      $  15.89      $  16.99      $  20.58
                                               ===============================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                 8.36%       24.18%        (7.87)%       (6.34)%       (3.28)%        2.79%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)       $ 77,488     $ 60,858      $ 47,323      $ 57,584      $ 64,287      $102,736
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $ 74,322     $ 51,476      $ 56,200      $ 65,115      $ 79,239      $123,616
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment loss                               (0.21)%      (0.44)%       (0.40)%       (0.57)%       (0.14)%       (0.08)%
Total expenses                                     1.98%        2.14%         2.01%         2.01%         1.93%         1.77%
Expenses after expense reimbursement
or fee waiver and reduction to
custodian expenses                                  N/A 3       2.05%          N/A 3,4       N/A 3         N/A 3         N/A 3
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              51%         117%          150%          336%           86%          135%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          19 | OPPENHEIMER VALUE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                                 ENDED                                                                       YEAR
                                             APRIL 30,                                                                      ENDED
                                                  2004                                                                   OCT. 31,
CLASS C                                    (UNAUDITED)           2003           2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $ 17.93        $ 14.44        $ 15.67        $ 16.77        $ 20.35        $ 20.60
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                       .05            .03           (.01)          (.08)          (.04)          (.02)
Net realized and unrealized gain (loss)           1.46           3.46          (1.22)          (.99)          (.56)           .65
                                               -------------------------------------------------------------------------------------
Total from investment operations                  1.51           3.49          (1.23)         (1.07)          (.60)           .63
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                --             --             --           (.03)            --           (.02)
Distributions from net realized gain                --             --             --             --          (2.98)          (.86)
                                               -------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     --             --             --           (.03)         (2.98)          (.88)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $ 19.44        $ 17.93        $ 14.44        $ 15.67        $ 16.77        $ 20.35
                                               =====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                8.42%         24.17%         (7.85)%        (6.38)%        (3.27)%         2.82%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)       $62,075        $32,625        $13,466        $10,494        $ 9,849        $14,582
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $52,876        $21,366        $12,977        $11,088        $11,975        $17,746
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment loss                              (0.15)%        (0.49)%        (0.41)%        (0.56)%        (0.14)%        (0.07)%
Total expenses                                    1.89% 3,4      2.07% 3,4      2.00% 3,4      2.01% 4        1.93% 4        1.77% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             51%           117%           150%           336%            86%           135%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Voluntary waiver of transfer agent fees less than 0.01%.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          20 | OPPENHEIMER VALUE FUND

                                                            SIX MONTHS                                         YEAR
                                                                 ENDED                                        ENDED
                                                        APRIL 30, 2004                                     OCT. 31,
CLASS N                                                    (UNAUDITED)           2003           2002         2001 1
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 18.25        $ 14.68        $ 15.90        $ 18.08
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                       .05            .03            .05           (.02)
Net realized and unrealized gain (loss)                           1.53           3.59          (1.22)         (2.16)
                                                               ------------------------------------------------------
Total from investment operations                                  1.58           3.62          (1.17)         (2.18)
---------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (.07)          (.05)          (.05)            --
Distributions from net realized gain                                --             --             --             --
                                                               ------------------------------------------------------
Total dividends and/or distributions to shareholders              (.07)          (.05)          (.05)            --
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $ 19.76        $ 18.25        $ 14.68        $ 15.90
                                                               ======================================================

---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                8.67%         24.70%         (7.41)%       (12.06)%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                       $22,124        $ 7,417        $ 1,201        $    12
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                              $19,201        $ 3,275        $   508        $     5
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                                      0.29%         (0.03)%         0.00%         (0.45)%
Total expenses                                                    1.47%          1.61%          1.49%          1.61%
Expenses after expense reimbursement or fee waiver
and reduction to custodian expenses                                N/A 4,5       1.55%           N/A 4,5        N/A 5
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             51%           117%           150%           336%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Voluntary waiver of transfer agent fees less than 0.01%.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          21 | OPPENHEIMER VALUE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                                 ENDED                                                                      YEAR
                                             APRIL 30,                                                                      ENDED
                                                  2004                                                                   OCT. 31,
CLASS Y                                    (UNAUDITED)           2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $ 18.79        $ 14.96        $ 16.20        $ 17.07        $ 20.72        $ 20.97
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                      (.56) 1       (1.86) 1         .06 1          .10 1          .17 1          .22
Net realized and unrealized gain (loss)           2.27 1         5.71 1        (1.21) 1        (.97) 1        (.63) 1         .64
                                               ------------------------------------------------------------------------------------
Total from investment operations                  1.71           3.85          (1.15)          (.87)          (.46)           .86
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income              (.11)          (.02)          (.09)            --           (.21)          (.25)
Distributions from net realized gain                --             --             --             --          (2.98)          (.86)
                                               ------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                   (.11)          (.02)          (.09)            --          (3.19)         (1.11)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $ 20.39        $ 18.79        $ 14.96        $ 16.20        $ 17.07        $ 20.72
                                               ====================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                9.14%         25.78%         (7.18)%        (5.10)%        (2.42)%         3.81%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)       $ 4,074        $ 2,617        $ 1,074        $   638        $     1        $76,571
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $ 3,476        $ 1,558        $   955        $   155        $48,714        $95,765
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                             1.15%          0.76%          0.33%          0.62%          1.06%          0.90%
Total expenses                                    0.63%          1.19%          3.77%          1.20%          0.97%          0.76%
Expenses after expense reimbursement
or fee waiver and reduction to
custodian expenses                                 N/A 4         0.80%          1.23%          0.83%           N/A 4          N/A 4
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             51%           117%           150%           336%            86%           135%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          22 | OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Value Fund (the Fund), a series of Oppenheimer Series Fund, Inc. (the Company), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


                           23 | OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends


                           24 | OPPENHEIMER VALUE FUND
and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of April 30, 2004, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of zero. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 30, 2004 and the year ended October 31, 2003, the Fund used $27,993,109 and $13,852,965, respectively, of carryforward to offset capital gains realized.

As of October 31, 2003, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                             EXPIRING
                             ----------------------
                             2009       $   825,069
                             2010        27,168,040
                                        -----------
                             Total      $27,993,109
                                        ===========

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the six months ended April 30, 2004, the Fund's projected benefit obligations were increased by $2,776 and payments of $2,806 were made to retired directors, resulting in an accumulated liability of $44,410 as of April 30, 2004.

      The Board of Directors has adopted a deferred compensation plan for independent directors that enable directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund does purchase shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at


                           25 | OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

      In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 600 million shares of $0.001 par value capital stock of each class. Transactions in shares of capital stock were as follows:


                            SIX MONTHS ENDED APRIL 30, 2004        YEAR ENDED OCTOBER 31, 2003
                                  SHARES             AMOUNT           SHARES             AMOUNT
------------------------------------------------------------------------------------------------
CLASS A
Sold                           3,967,040       $ 80,833,682        4,264,565       $ 70,376,827
Dividends and/or
distributions reinvested          26,697            512,868           20,386            312,728
Acquisition-Note 5               393,950          7,335,351          248,058          4,532,025
Redeemed                      (1,164,367)       (23,646,759)      (2,463,894)       (39,354,384)
                              ------------------------------------------------------------------
Net increase                   3,223,320       $ 65,035,142        2,069,115       $ 35,867,196
                              ==================================================================

------------------------------------------------------------------------------------------------
CLASS B
Sold                           1,062,831       $ 21,354,184        1,231,988       $ 19,785,723
Dividends and/or
distributions reinvested              --                 --               --                 --
Acquisition-Note 5               286,209          5,246,208          113,904          2,051,415
Redeemed                        (763,639)       (15,311,043)      (1,230,153)       (19,324,117)
                              ------------------------------------------------------------------
Net increase                     585,401       $ 11,289,349          115,739       $  2,513,021
                              ==================================================================


                           26 | OPPENHEIMER VALUE FUND

                            SIX MONTHS ENDED APRIL 30, 2004         YEAR ENDED OCTOBER 31, 2003
                                  SHARES             AMOUNT           SHARES             AMOUNT
------------------------------------------------------------------------------------------------
CLASS C
Sold                           1,200,746       $ 23,640,505        1,864,248       $ 28,908,203
Dividends and/or
distributions reinvested              --                 --               --                 --
Acquisition-Note 5               440,763          7,968,992          101,608          1,804,555
Redeemed                        (267,939)        (5,252,175)      (1,078,588)       (16,244,271)
                              ------------------------------------------------------------------
Net increase                   1,373,570       $ 26,357,322          887,268       $ 14,468,487
                              ==================================================================

------------------------------------------------------------------------------------------------
CLASS N
Sold                             390,270       $  7,852,838          348,563       $  5,697,204
Dividends and/or
distributions reinvested           3,115             59,100              264              4,022
Acquisition-Note 5               452,633          8,332,974           31,233            564,383
Redeemed                        (132,942)        (2,629,572)         (55,602)          (832,570)
                              ------------------------------------------------------------------
Net increase                     713,076       $ 13,615,340          324,458       $  5,433,039
                              ==================================================================

------------------------------------------------------------------------------------------------
CLASS Y
Sold                              83,751       $  1,753,253           65,067       $  1,092,179
Dividends and/or
distributions reinvested             822             16,039              105              1,632
Acquisition-Note 5                    51                969           33,446            621,753
Redeemed                         (24,033)          (502,319)         (31,137)          (542,837)
                              ------------------------------------------------------------------
Net increase                      60,591       $  1,267,942           67,481       $  1,172,727
                              ==================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2004, were $318,164,187 and $205,422,729, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.625% of the first $300 million of average annual net assets of the Fund, 0.50% of the next $100 million, and 0.45% of average annual net assets in excess of $400 million.

--------------------------------------------------------------------------------
ACCOUNTING FEES. The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2004, the Fund paid $494,572 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the


                           27 | OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at April 30, 2004 for Class B, Class C and Class N shares were $2,566,663, $856,837 and $318,219, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.


                           28 | OPPENHEIMER VALUE FUND

                                             CLASS A            CLASS B            CLASS C            CLASS N
                          CLASS A         CONTINGENT         CONTINGENT         CONTINGENT         CONTINGENT
                        FRONT-END           DEFERRED           DEFERRED           DEFERRED           DEFERRED
                    SALES CHARGES      SALES CHARGES      SALES CHARGES      SALES CHARGES      SALES CHARGES
SIX MONTHS            RETAINED BY        RETAINED BY        RETAINED BY        RETAINED BY        RETAINED BY
ENDED                 DISTRIBUTOR        DISTRIBUTOR        DISTRIBUTOR        DISTRIBUTOR        DISTRIBUTOR
--------------------------------------------------------------------------------------------------------------
April 30, 2004           $254,999               $256            $72,296             $6,884             $6,610

--------------------------------------------------------------------------------
5. ACQUISITION OF OPPENHEIMER TRINITY VALUE FUND AND OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS ALL CAP FUND

OPPENHEIMER TRINITY VALUE FUND

On September 18, 2003, the Fund acquired all of the net assets of Oppenheimer Trinity Value Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Trinity Value Fund shareholders on September 12, 2003. The Fund issued (at an exchange ratio of 0.462030 for Class A, 0.454702 for Class B,
0.467218 for Class C, 0.462387 for Class N and 0.458575 for Class Y of the Fund to one share of Oppenheimer Value Fund 248,058; 113,904; 101,608; 31,233 and 33,446 shares of capital stock for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $4,532,025, $2,051,415, $1,804,555, $564,383 and
$621,753 in exchange for the net assets, resulting in combined Class A net assets of $199,379,468, Class B net assets of $59,597,524, Class C net assets $31,165,757, Class N net assets of $6,114,820 and Class Y net assets of $2,499,533 on September 18, 2003. The net assets acquired included net unrealized appreciation of $721,866 and an unused capital loss carryforward of $2,018,832, potential utilization subject to tax limitations. The exchange qualified as a tax-free reorganization for federal income tax purposes.

--------------------------------------------------------------------------------
OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS ALL CAP FUND

On November 6, 2003, the Fund acquired all of the net assets of Oppenheimer Select Managers Salomon Brothers All Cap Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Select Managers Salomon Brothers All Cap Fund shareholders on October 31, 2003. The Fund issued (at an exchange ratio of 0.516576 for Class A, 0.514763 for Class B, 0.521451 for Class C,
0.517683 for Class N and 0.511551 for Class Y of the Fund to one share of Oppenheimer Value Fund) 393,950; 286,209; 440,763; 452,633 and 51 shares of beneficial interest for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $7,335,351, $5,246,208, $7,968,992, $8,332,974 and $969
in exchange for the net assets, resulting in combined Class A net assets of $227,060,486, Class B net assets of $66,085,206, Class C net assets of $41,217,738, Class N net assets of $15,907,953 and Class Y net assets of $2,648,868 on November 6, 2003. The net assets acquired included net unrealized appreciation of $2,862,951 and an unused capital loss carryforward of $2,523,977, potential utilization subject to tax limitation. The exchange qualified as a tax-free reorganization for federal income tax purposes.


                           29 | OPPENHEIMER VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. BORROWING AND LENDING ARRANGEMENTS

The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Directors to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Directors, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.

      The Fund had no interfund borrowings or loans outstanding during the six months ended or at April 30, 2004.

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


                           30 | OPPENHEIMER VALUE FUND


Item 2.  Code of Ethics

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

Item 3.  Audit Committee Financial Expert

         The Board of Directors of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

Item 4.  Principal Accountant Fees and Services

         Not applicable to semiannual reports.

Item 5.  Not applicable

Item 6.  Schedule of Investments

         Not applicable

Item 7.  Not applicable

Item 8.  Not applicable

Item 9.  Submission of Matters to a Vote of Security Holders

         The Board is responsible for approving nominees for election as directors. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested directors as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Directors of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

          Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Directors of the named Registrant, c/o the Secretary of the Registrant.

         The Committee's process for identifying and evaluating nominees for directors includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

Item 10.  Controls and Procedures

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of April 30, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

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Item 11.  Exhibits.

(a) Exhibit attached hereto. (Attach code of ethics as exhibit)

(b) Exhibits attached hereto. (Attach certifications as exhibits)